Subsequent events - Additional Information (Detail) - 12 months ended Dec. 31, 2021	CNY (¥)	USD ($)
Subsequent Events [Abstract]
Repurchase of ordinary shares	¥ 804,759
Cash Consideration	¥ 108,966,882	$ 17,158,573